Note 7 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lessee, Operating Lease Assets and Liabilities [Table Text Block]
	2024	2023
Operating lease right-of-use assets	$1,383	$1,270

Current portion of obligations under operating leases	$365	$432
Long-term portion of obligations under operating leases	1,018	838
Total obligations under operating leases	$1,383	$1,270
	2024	2023
Leased property under finance leases	$13,554	$13,131
Less accumulated amortization	(7,907)	(7,420)
Leased property under finace leases, net	$5,647	$5,711

Current portion of obligations under finance leases	$201	$198
Long-term portion of obligations under finance leases	707	598
Total obligations under finance leases	$908	$796

Lease, Cost [Table Text Block]
	2024	2023
Operating lease cost:
Rental expense	$627	$736

Finance lease cost:
Depreciation expense	$535	$498
Interest expense	43	33
Total finance lease cost	$578	$531

Lease, Liability, Maturity [Table Text Block]
	Finance	Operating	Total
2025	$264	$451	$715
2026	239	427	666
2027	189	330	519
2028	152	224	376
2029	64	164	228
Thereafter	346	-	346
Total lease payments	1,254	1,596	2,850
Less imputed interest	346	213	559
Total	908	1,383	2,291
Less current portion of obligations under leases	201	365	566
Long-term portion of obligations under leases	$707	$1,018	$1,725